Financial instruments (Tables)	6 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Managing Liquidity Risk by Continually Monitoring Forecast and Actual Cash Flows
Below is a table representing the Group’s undiscounted contractual cash flows:

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated - 31 Dec 2025
Payables	14	1,686	-	-	-	1,686
Lease liabilities	15	167	163	14	-	344

		1,853	163	14	-	2,030

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated - 30 Jun 2025
Payables	14	2,408	-	-	-	2,408
Lease liabilities	15	118	168	108	-	394

		2,526	168	108	-	2,802

Financial Assets and Liabilities	There is a foreign exchange exposure where the Group holds financial assets and liabilities in A$. These positions are summarised in the table below:

	Average rate for the year 31-Dec-25	Spot rate at 31-Dec-25

AUD/USD	0.6551	0.6678

	31-Dec-25	30-Jun-25
Financial instruments denominated in Australian dollars	$’000	$’000

Financial assets
Cash	10,145	16,398
Trade and other receivables	10	19
	10,155	16,417

Financial liabilities
Trade and other payables	(497)	(321)
Provisions	(199)	(296)
	(696)	(617)

Net financial instruments	9,459	15,800

	10% increase in the AUD:USD foreign exchange rate	10% decrease in the AUD:USD foreign exchange rate	10% increase in the AUD:USD foreign exchange rate	10% decrease in the AUD:USD foreign exchange rate
Foreign exchange rate sensitivity	31-Dec-25	31-Dec-25	30-Jun-25	30-Jun-25

Impact to A$ balance:
Financial assets
Cash	1,014,533	(1,014,533)	1,639,839	(1,639,839)
Trade and other receivables	974	(974)	1,858	(1,858)
	1,015,507	(1,015,507)	1,641,697	(1,641,697)

Financial liabilities
Trade and other payables	49,663	(49,663)	32,146	(32,146)
Provision	19,860	(19,860)	29,650	(29,650)
	69,523	(69,523)	61,796	(61,796)

	1,085,030	(1,085,030)	1,703,493	(1,703,493)